Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-9750 fax: (973) 802-9560



                                              May 2, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life Variable Appreciable Account (Registration No. 2-89558)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 33 and (ii) that the text of Post-Effective Amendment No. 33 was filed electronically on April 30, 2003 (Accession No. 0001169232-03-003327).


                                               By:  /s/________________________
                                                    Thomas C. Castano
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company


via EDGAR